Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
General trade and overhead liabilities	$ 188,638	$ 174,131
Personnel related liabilities	161,363	157,146
Operating lease liability (note 22)	24,334	28,320
Facility related liabilities	9,441	11,138
Other liabilities	8,726	6,531
Restructuring charges (note 14)	7,219	1,232
Short term government grants (note 11)	48	45
Other liabilities	399,769	378,543
Amounts due to third parties for reimbursable expenses	$ 138,200	$ 142,600